Transactions with Related Parties (Details) - Schedule of transactions in shareholders account - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Transactions In Shareholders Account Abstract
At January 01	$ 71,017,816	$ 70,761,998	$ 70,995,455	$ 47,717,763	$ 70,421,436
Net contributions (distributions) during the year	(626,029)	255,818	(233,457)	23,277,692	(22,703,673)	$ 13,382,336
At December 31	70,391,787	71,017,816	70,761,998	70,995,455	$ 47,717,763	70,421,436
Expense paid on behalf of related parties			23,463	57,550
Key management remuneration	$ 1,229,114	$ 1,242,706	$ 1,417,266	$ 1,160,293		$ 163,354